ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS (Details Narrative)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Yubo Beijing [Member]
Advances from prospective customers	¥ 747,449		$ 757,896
PRC Entities One [Member]
Advances from prospective customers	348,000	¥ 348,000
PRC Entities Two [Member]
Advances from prospective customers	50,000	50,000
PRC Entities Three [Member]
Advances from prospective customers	50,000	50,000
PRC Entities Four [Member]
Advances from prospective customers	500,000	500,000
PRC Entities Five [Member]
Advances from prospective customers	500,000	250,000
PRC Entities Six [Member]
Advances from prospective customers	500,000	500,000
PRC Entities Seven [Member]
Advances from prospective customers	2,292,000	3,000,000
PRC Entities Eight [Member]
Advances from prospective customers	31,012
PRC Entities Ten [Member]
Advances from prospective customers	550,000	¥ 250,000
PRC Entities Nine [Member]
Advances from prospective customers	¥ 31